STOCK-BASED COMPENSATION	12 Months Ended
Jun. 30, 2021
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 20. STOCK-BASED COMPENSATION

Stock-Based Awards Plan

The following is a summary of the stock options activity:

		Weighted
		Average
		Exercise Price
Stock Options	Shares	Per Share
Outstanding as of June 30, 2019	163,120	$15.20
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	53,600	25.75
Outstanding as of June 30, 2020	109,520	$10.02
Granted	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of June 30, 2021	109,520	$10.02

The following is a summary of the status of options outstanding and exercisable at June 30, 2021:

Outstanding Options			Exercisable Options
		Average			Average
		Remaining			Remaining
Average Exercise		Contractual	Average Exercise		Contractual
Price	Number	life (Years)	Price	Number	life (Years)
$14.80	29,520	0.74	$14.80	29,520	0.74
$8.25	80,000	3.59	$8.25	80,000	3.59
109,520

The Share-based compensation expense recorded for stock options granted were all ¥nil for years ended June 30, 2019, 2020 and 2021, respectively. No unrecognized share-based compensation for stock options as of June 30, 2021.

Restricted Shares to Senior Management

As of June 30, 2021, the Company has granted restricted shares of common stock to senior management and employees as follows:

On October 13, 2017, the Company granted 180,000 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $919,800 based on the closing stock price $5.11 at October 13, 2017. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. All granted shares under this plan are fully vested on October 13, 2020.

On August 21, 2018, the Company granted 391,200 restricted shares to its employees as compensation cost for awards. The fair value of the restricted shares was $2,523,240 based on the closing stock price $6.45 at August 21, 2018. These restricted shares will vest over three years with one-third of the shares vesting every year from the grant date. As of June 30, 2021, 260,800 shares were vest and 130,400 will not be vested until August 21, 2021. On September 03,2021, all vested shares were issued.

858,667, 250,086 and 188,662 restricted shares were issued and outstanding for the years ended June 30, 2019, 2020 and 2021, respectively, for all the plans mentioned above.

The share-based compensation expense recorded for restricted shares issued for management was ¥21,288,204, ¥7,944,835 and ¥6,140,037 ($950,786) for the years ended June 30, 2019, 2020 and 2021, respectively. The total unrecognized share-based compensation expense of restricted shares issued for management and employees as of June 30, 2021 was approximately ¥0.8 million ($0.1 million), which is expected to be recognized over a weighted average period of approximately 0.14 years.

Restricted Shares for service

As of June 30, 2021, the Company has granted restricted Class A Ordinary Shares to consultants as follows:

On August 27, 2018, the Company approved the grant of 5,000 restricted shares with a value of $32,000 based on the closing stock price of $6.40 on August 27, 2018 to a company as payment for promotion PR/IR service. The vesting period of these shares was one year from the date of contract. 5,000 restricted shares were issued under this plan on August 27, 2018 and all granted shares under this plan are fully vested by August 27, 2019.

The Share-based compensation expense recorded for restricted shares issued for service was ¥845,781, ¥33,927 and ¥nil for the years ended June 30, 2019, 2020 and 2021, respectively. The total unrecognized share-based compensation expense of restricted shares issued for service as of June 30, 2021 was approximately ¥nil.

Following is a summary of the restricted shares granted:

Restricted stock grants	Shares
Non-vested as of June 30, 2019	821,644
Granted	—
Vested	(500,844)
Non-vested as of June 30, 2020	320,800
Granted	—
Vested	(190,400)
Non-vested as of June 30, 2021	130,400

The following is a summary of the status of restricted stock at June 30, 2021:

Outstanding Restricted Shares
		Average
		Remaining
Fair Value per		Amortization
Share	Number	Period (Years)
$6.45	130,400	0.14
	130,400

All the outstanding balances of 130,400 restricted shares were vested by August 2021 and issued on September 3, 2021.